Deposits - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits [Line Items]
Total deposits	$ 1,705,145	$ 1,581,348
Net increase (decrease) in deposits	$ 123,797	$ 58,020	$ (94,440)
Percentage increase in deposits	7.80%
Core Deposits	$ 1,300,000
Core deposits, percentage of total deposits	79.00%	78.30%
Brokered deposits	$ 49,300	$ 49,900
Interest Bearing Demand Deposit
Deposits [Line Items]
Brokered deposits	6,800	7,300
Time Deposit
Deposits [Line Items]
Brokered deposits	$ 42,500	$ 42,600